Summary of Significant Accounting Policies (Schedule Of Account Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Accounts receivable	$ 54,221	$ 66,161
Less: Allowance for credit losses	(10,886)	(12,399)	$ (12,144)	$ (13,912)
Accounts receivable, net	$ 43,335	$ 53,762